Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Loss [Member]	Deficit Accumulated During Exploration Stage [Member]	Non-Controlling Interest [Member]
Balance at Jun. 23, 2005
Balance, shares at Jun. 23, 2005
Stock issued for cash:
Stock issued for cash	7,500	71,052	(63,552)
Stock issued for cash, shares		71,052,672
Equity impact of derivative liability warrants and debt:
Net (income) loss
Balance at Jun. 30, 2005	7,500	71,052	(63,552)
Balance, shares at Jun. 30, 2005		71,052,672
Stock issued for cash:
Stock issued for cash	50,000	47,368	2,632
Stock issued for cash, shares		47,368,454
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(14,068)				(14,068)
Balance at Jun. 30, 2006	43,432	118,420	(60,920)		(14,068)
Balance, shares at Jun. 30, 2006		118,421,126
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(16,081)				(16,081)
Balance at Jun. 30, 2007	27,351	118,420	(60,920)		(30,149)
Balance, shares at Jun. 30, 2007		118,421,126
Stock issued for cash:
Stock issued for cash	50,000	2,632	47,368
Stock issued for cash, shares		2,631,595
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(95,656)				(95,656)
Balance at Jun. 30, 2008	(18,305)	121,052	(13,552)		(125,805)
Balance, shares at Jun. 30, 2008		121,052,721
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(67,905)				(67,905)
Balance at Jun. 30, 2009	(86,210)	121,052	(13,552)		(193,710)
Balance, shares at Jun. 30, 2009		121,052,721
Stock issued for cash:
Stock issued for cash	2,283,139	18,000	2,265,139
Stock issued for cash, shares		18,000,000
Cancellation of shares in connection with merger		(71,052)	71,052
Cancellation of shares in connection with merger, shares		(71,052,626)
Stock based compensation:
Amortization of stock-based compensation expense	84,614		84,614
Stock issued for services	806,250	1,125	805,125
Stock issued for services, shares	2,625,000	1,125,000
Stock issued to chief executive officer for services	4,800	1,500	3,300
Stock issued to chief executive officer for services, shares		1,500,000
Stock issued for property acquisitions:
Stock issued for acquisition of mineral rights	3,640,000	4,000	3,636,000
Stock issued for acquisition of mineral rights, shares		4,000,000
Equity impact of derivative liability warrants and debt:
Net (income) loss	(16,048,682)				(16,048,682)
Balance at Jun. 30, 2010	(9,071,806)	74,625	7,095,961		(16,242,392)
Balance, shares at Jun. 30, 2010		74,625,095
Stock issued for cash:
Stock issued for cash	3,578,643	23,920	3,554,723
Stock issued for cash, shares		23,920,071
Stock and warrants offered first, less offering costs	251,061	2,160	248,901
Stock and warrants offered first, less offering costs, shares		2,160,000
Stock and warrants offered second, less offering costs	48,639	4,000	44,639
Stock and warrants offered second, less offering costs, shares		4,000,000
Stock and warrants offered third, less offering costs	769,140	11,667	757,473
Stock and warrants offered third, less offering costs, shares		11,666,663
Stock issued for cash upon exercise of Double Options	190,000	3,800	186,200
Stock issued for cash upon exercise of Double Options, shares		3,800,000
Exercise of $0.05 per share D Warrants for cash	100,000	2,000	98,000
Exercise of $0.05 per share D Warrants for cash, shares		2,000,000
Cashless exercise of $0.05 per share D warrants	515	515
Cashless exercise of $0.05 per share D warrants, shares		515,254
Exercise of $0.05 per share E Warrants for cash	1,143,550	7,624	1,135,926
Exercise of $0.05 per share E Warrants for cash, shares		7,623,336
Stock based compensation:
Amortization of stock-based compensation expense	777,963		777,963
Stock issued for services	1,030,599	2,728	1,027,871
Stock issued for services, shares	5,603,501	2,728,310
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units		500	(500)
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares		500,000
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement	282,500	737	281,763
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement, shares		736,842
Stock issued for Investment Agreement with investor	384,468	1,638	382,830
Stock issued for Investment Agreement with investor, shares		1,638,349
Stock issued for property acquisitions:
Stock issued for acquisition of mineral rights	3,900,000	10,000	3,890,000
Stock issued for acquisition of mineral rights, shares		10,000,000
Stock issued for second acquisition of mineral rights	31,875,000	127,500	31,747,500
Stock issued for second acquisition of mineral rights, shares		127,500,000
Stock issued to settle liabilities:
Stock issued for Lacus settlement	192,500	500	192,000
Stock issued for Lacus settlement, shares		500,000
Stock issued for settlement with Puna Lithium	1,920,000	6,000	1,914,000
Stock issued for settlement with Puna Lithium, shares		6,000,000
Equity impact of derivative liability warrants and debt:
Fair value of D warrants reclassified from derivative liability to equity upon exercise	2,582,116		2,582,116
Fair value of E warrants reclassified from derivative liability to equity upon exercise	2,022,430		2,022,430
Beneficial conversion of convertible debt	368,000		368,000
Foreign currency translation adjustments
Consolidation of Maricunga non-controlling interest	25,496,000					25,496,000
Net (income) loss	(19,219,382)				(19,219,382)
Balance at Jun. 30, 2011	48,621,936	279,914	58,307,796		(35,461,774)	25,496,000
Balance, shares at Jun. 30, 2011	279,913,920	279,913,920
Stock issued for cash:
Stock issued for cash	3,534,091
Stock and warrants offered first, less offering costs		38,095	3,495,996
Stock and warrants offered first, less offering costs, shares		38,095,300
Exercise of $0.05 per share D Warrants for cash	210,000	4,200	205,800
Exercise of $0.05 per share D Warrants for cash, shares		4,200,000
Stock based compensation:
Amortization of stock-based compensation expense	514,380		514,380
Stock issued for services	135,200	1,274	133,926
Stock issued for services, shares	1,573,333	1,273,333
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units		300	(300)
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares		300,000
Equity impact of derivative liability warrants and debt:
Fair value of D warrants reclassified from derivative liability to equity upon exercise	590,462		590,462
Beneficial conversion of convertible debt	330,019		330,019
Foreign currency translation adjustments	83,563			83,563
Consolidation of Maricunga non-controlling interest
Net (income) loss	(4,687,478)				(2,312,071)
Balance at Jun. 30, 2012	49,332,173	323,783	63,578,079	83,563	(37,773,845)	23,120,593
Balance, shares at Jun. 30, 2012	323,782,553	323,782,553
Stock issued for cash:
Stock issued for cash, shares	5,825,761
Stock and warrants offered first, less offering costs	4,859,626	62,500	4,797,126
Stock and warrants offered first, less offering costs, shares		62,499,938
Stock based compensation:
Amortization of stock-based compensation expense	292,718		292,718
Stock issued for services	44,085	2,103	41,982
Stock issued for services, shares		2,102,985
Stock issued to settle liabilities:
Stock issued to settle accrued director's fees and salaries and bonus	368,749	5,422	363,327
Stock issued to settle accrued director's fees and salaries and bonus, shares		5,422,776
Equity impact of derivative liability warrants and debt:
Foreign currency translation adjustments	83,563			(83,563)
Consolidation of Maricunga non-controlling interest
Net (income) loss	(3,019,087)				3,175,251	(156,164)
Balance at Dec. 31, 2012	$ 57,832,875	$ 393,808	$ 69,073,232		$ (34,598,594)	$ 22,964,429
Balance, shares at Dec. 31, 2012	393,808,252	393,808,252